Organization and Basis of Presentation (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 17, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total Cash		$ 12,603,341		$ 530,400	$ 1,991,802
Accumulated deficit		(33,400,000)
Net Cash Used In Operation		$ 3,900,000		$ 4,000,000.0
Sale of stock	2,571,428
Warrants to purchase one share of common stock	2,957,142
Conversion of stock	65,823,015
Common stock outstanding		8,328,629
Warrant exercise price		$ 7.00
Conversion of stock amount		$ 6,582	$ 0
Convertible Notes [Member]
Conversion of stock	32,219
Accrued interest	$ 5,434
Conversion of stock amount	$ 175,000
Initial Public Offering [Member]
Sale of stock	2,571,428
Warrants to purchase one share of common stock	2,571,428
Common stock outstanding	1,911,009
Warrant exercise price	$ 7.00
Incremental number of warrants issued at IPO	385,714
Option exercise price	$ 7.00
Gross Proceeds from warrants purchase of common stock	$ 15,400,000
Issuance costs	$ 2,600,000
Common Stock [Member]
Conversion of stock	3,813,973
Series 1a Preferred Stock
Conversion of stock	1,419,228
Warrants exercisable into common stock	69,212